Labor obligations - Amounts recognized in statement of income and other comprehensive income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)
Remeasurement on the net defined benefit liability:
Components of defined benefit costs recognized in other comprehensive income (loss)	$ (127)	$ (2,157)	$ (21,258)	$ (4,281)
Present value of defined benefit obligations	$ 8,455		121,477	129,199	$ 143,058
Defined benefit plan
Service cost:
Current service cost		9,013	9,883	9,535
Net interest expense		12,153	10,053	8,936
Reductions and liquidations advance			(2,422)
Components of defined benefit costs recognized in profit and loss		21,166	17,514	18,471
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		6,105	(31,009)	2,094
Actuarial gains and losses arising from experience adjustments		(3,916)	9,751	(6,414)
Components of defined benefit costs recognized in other comprehensive income (loss)		2,189	(21,258)	(4,320)
Total		$ 23,355	(3,744)	14,151
Present value of defined benefit obligations			$ 121,477	$ 129,199	$ 143,058